As filed with the Securities and Exchange Commission on May 22, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

3434 Colwell Avenue, Suite 100, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
Wertz York Capital Management Group, LLC
3434 Colwell Avenue, Suite 100, Tampa, FL  33614
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2007

Date of reporting period:  3/31/2007

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 10.64%
Delaware - 2.66%
Access Group, Inc.
5.299%, 07/01/2039 (a)(b)	$5,000,000	$5,000,000

Pennsylvania - 5.32%
Pennsylvania State Higher Education Assistance Agency
5.34%, 05/01/2046 (a)(b)	10,000,000	10,000,000

Texas - 2.66%
City of Brazos Texas Higher Education Authority
5.38%, 12/01/2038 (a)(b)	5,000,000	5,000,000

TOTAL MUNINCIPAL BONDS (Cost $20,000,000)		20,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.24%
FHLB - 47.60%
5.25%, 02/18/2010 (a)(b)	10,000,000	10,010,000
5.25%, 03/16/2010 (a)	2,000,000	1,999,360
5.10%, 03/06/2008	3,000,000	3,000,807
5.40%, 03/19/2010	5,000,000	5,000,640
5.00%, 02/04/2009	3,500,000	3,507,973
5.50%, 09/04/2009	10,000,000	10,003,340
5.50%, 09/01/2010	2,500,000	2,499,723
5.50%, 03/14/2011	2,500,000	2,499,135
5.55%, 03/19/2009	36,000,000	36,001,260
5.55%, 03/29/2010	10,000,000	10,005,920
5.70%, 03/09/2012	5,000,000	5,002,610
		89,530,768

FHLMC - 11.37%
5.55%, 01/19/2012	5,000,000	4,998,835
5.65%, 02/14/2012	5,000,000	4,997,995
6.00%, 09/19/2016	1,325,000	1,326,650
Pool 1B1691, 3.310%, 05/01/2034 (a)	2,115,904	2,124,442
Pool 780242, 7.174%, 02/01/2033 (a)	477,947	483,141
Pool 780346, 5.589%, 03/01/2033 (a)	915,892	932,790
Pool 781955, 5.735%, 05/01/2034 (a)	1,211,846	1,227,743
Pool C90580, 6.00%, 09/01/2022	415,508	422,892
Pool M80718, 5.00%, 01/01/2009	517,669	517,513
Pool M80765, 5.00%, 08/01/2009	278,903	278,819
Pool M90748, 5.00%, 08/01/2007	599,984	597,278
Pool M90754, 5.00%, 09/01/2007	1,439,489	1,432,996
Pool M90779, 5.50%, 11/01/2007	258,647	258,516
Pool M90819, 4.50%, 06/01/2008	242,544	240,667
Pool M90836, 5.00%, 06/01/2008	370,624	369,036
Series 410924, 6.292%, 05/01/2035 (a)	527,165	542,370
Series 410926, 6.215%, 07/01/2035 (a)	621,523	641,387
		21,393,070

FNMA - 17.43%
5.55%, 03/15/2010	10,000,000	10,004,930
5.65%, 04/10/2013	4,000,000	4,006,280
6.00%, 02/23/2016	6,074,000	6,074,583
6.00%, 01/24/2017	4,000,000	4,000,300
Pool 254631, 5.00%, 02/01/2018 (a)	800,820	792,467
Pool 190609, 7.00%, 02/01/2014	234,980	243,118
Pool 735529, 4.425%, 08/01/2034 (a)	1,351,382	1,345,117
Pool 754624, 7.094%, 11/01/2033 (a)	350,922	355,430
Pool 802854, 4.006%, 12/01/2034 (a)	2,347,786	2,356,766
Pool 843024, 5.154%, 09/01/2035 (a)	1,087,104	1,091,716
Pool 832922, 5.283%, 09/01/2035 (a)	502,118	507,115
Pool 851297, 7.176%, 09/01/2035 (a)	1,925,764	2,001,401
		32,779,223

GNMA - 1.84%
Pool 80701, 5.375%, 06/20/2033 (a)	643,518	648,824
Pool 80728, 6.00%, 08/20/2033 (a)	205,307	207,492
Pool 80825, 5.50%, 02/20/2034 (a)	296,476	300,210
Pool 80965, 5.50%, 07/20/2034 (a)	1,057,357	1,065,169
Series 2003-110, 5.00%, 05/20/2029	1,243,920	1,239,101
		3,460,796

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $147,059,706)		147,163,857

	Number
	of Contracts	Value
PUT OPTIONS PURCHASED - 0.01%
U.S. Treasury 10-Year Note, 6.00%, June 2007 Future
Expiring April 2007 at $106.00	100	1,562
Expiring April 2007 at $107.00	100	10,938
TOTAL PUT OPTIONS PURCHASED (Cost $22,375)		12,500

	Principal
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 10.66%
Commercial Paper - 9.56%
R.R. Donnelly & Sons, 5.36%, 04/02/07	$ 5,000,000	4,999,261
Grand Funding, 5.41%, 04/11/07	3,000,000	2,995,525
Spectra Energy, 5.36%, 04/10/07	5,000,000	4,993,363
Tasman Funding, LLC, 5.33%, 04/16/07	5,000,000	4,988,979
		17,977,128

Money Market Funds - 0.76%
Reserve Primary Fund 12 - 5.27%(a)	1,426,641	1,426,641

U.S. Treasury Obligations - 0.34%
U.S. Treasury Bill
Due 07/12/2007	$ 650,000	641,168

TOTAL SHORT TERM INVESTMENTS (Cost $20,044,698)		20,044,937
Total Investments (Cost $187,126,779) - 99.55%		187,221,294
Other Assets in Excess of Liabilities, Net 0.45%		852,415
TOTAL NET ASSETS - 100.00%		$188,073,709

Footnotes
The following information for the Funds is presented on an income tax basis as of March 31,2007*:
	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Gain/(Loss)
	187,563,378	194,687	(536,771)	(342,084)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2007.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at March 31, 2007 is $30,010,000, which represents 15.96% of total net assets.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title)  /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date   5/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Mitchell York
           Mitchell York, President/Principal Executive Officer

Date  5/21/07

By (Signature and Title)   /s/M. Brent Wertz
M. Brent Wertz, Treasurer/Principal Financial Officer

Date  5/15/07